Reinhart Genesis PMV Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 2.2%
Madison Square Garden Sports Corp. (a)	40,500	$13,432,230

Consumer Discretionary - 11.5%
frontdoor (a)	285,065	19,546,907
Grand Canyon Education (a)	110,400	17,561,328
OneSpaWorld Holdings Ltd.	425,000	9,150,250
YETI Holdings, Inc. (a)	542,690	23,720,980
		69,979,465

Financials - 25.8% (b)
Assured Guaranty	216,600	18,673,086
Euronet Worldwide (a)	263,000	18,291,650
First American Financial	260,000	18,228,600
First Citizens BancShares - Class A	12,830	24,353,265
First Hawaiian	442,490	10,956,052
Independent Bank Corp.	117,000	9,134,190
International Bancshares	122,020	8,188,762
Skyward Specialty Insurance Group, Inc. (a)	495,000	23,002,650
White Mountains Insurance Group	6,100	13,545,111
Wintrust Financial	87,187	12,560,159
		156,933,525

Health Care - 6.5%
AdaptHealth (a)	1,435,000	13,130,250
Encompass Health	66,920	7,219,330
Lantheus Holdings (a)	257,000	19,251,870
		39,601,450

Industrials - 25.1% (b)
Cadre Holdings, Inc.	391,000	17,356,490
Hillman Solutions (a)	1,938,575	15,896,315
Insperity	548,830	12,189,514
Landstar System, Inc.	118,000	19,228,100
MAXIMUS	121,000	9,148,810
Modine Manufacturing (a)	115,445	26,234,876
Paycom Software, Inc.	165,000	20,761,950
U-Haul Holding Co.	298,187	14,062,499
V2X, Inc. (a)	251,000	17,507,250
		152,385,804

Information Technology - 21.5%
ACI Worldwide (a)	207,000	8,213,760
ASGN (a)	218,100	9,356,490
Axcelis Technologies, Inc. (a)	292,845	24,191,926
FormFactor (a)	252,000	24,917,760
InterDigital, Inc.	72,000	26,390,160
PAR Technology (a)	297,375	4,873,976
Silicon Motion Technology - ADR	255,000	32,953,650
		130,897,722

Materials - 1.2%
Element Solutions	210,500	7,386,445

Real Estate - 2.0%
Ryman Hospitality Properties - REIT	121,440	11,992,200
TOTAL COMMON STOCKS (Cost $461,884,459)		582,608,841

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	23,820,210	23,820,210
TOTAL MONEY MARKET FUNDS (Cost $23,820,210)		23,820,210

TOTAL INVESTMENTS - 99.7% (Cost $485,704,669)		606,429,051
Other Assets in Excess of Liabilities - 0.3%		1,838,422
TOTAL NET ASSETS - 100.0%		$608,267,473

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Reinhart Genesis PMV Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$582,608,841	$–	$–	$582,608,841
Money Market Funds	23,820,210	–	–	23,820,210
Total Investments	$606,429,051	$–	$–	$606,429,051

Refer to the Schedule of Investments for further disaggregation of investment categories.